Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue:
Revenues	$ 100,164	$ 99,748
Revenues - related party (Note 3)	22,167	19,203
Total revenues	122,331	118,951
Expenses:
Voyage expenses	5,825	4,012
Voyage expenses - related party (Note 3)	0	189
Vessel operating expenses	35,984	32,691
Vessel operating expenses - related party (Note 3)	5,685	5,301
General and administrative expenses (Note 3)	2,975	2,721
Vessel depreciation and amortization (Note 4)	37,070	35,390
Operating income	34,792	38,647
Other income / (expense), net:
Interest expense and finance cost (Note 6)	(13,059)	(12,059)
Interest and other income	339	387
Total other expense, net	(12,720)	(11,672)
Partnership's net income	22,072	26,975
Preferred unit holders' interest in Partnership's net income	5,550	5,550
General Partner's interest in Partnership's net income	320	426
Common unit holders' interest in Partnership's net income	$ 16,202	$ 20,999
Net income per (Note 10):
Common unit, basic and diluted	$ 0.13	$ 0.17
Weighted-average units outstanding:
Common units, basic and diluted	122,441,607	119,559,456
Total comprehensive income:	$ 22,072	$ 26,975